UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                    Oppenheimer Quest Opportunity Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--78.1%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--9.8%
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.4%
 Carnival Corp.                                                               80,000   $      4,608,000
 ----------------------------------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A                                         366,000         23,123,880
                                                                                         ------------------
                                                                                             27,731,880
 ----------------------------------------------------------------------------------------------------------
 MEDIA--8.4%
 Liberty Media Corp., Cl. A 1                                              3,778,800         39,450,672
 ----------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                                            8,413,700         82,201,849
 ----------------------------------------------------------------------------------------------------------
 Viacom, Inc., Cl. B                                                       1,222,000         45,629,480
                                                                                         ------------------
                                                                                            167,282,001

 CONSUMER STAPLES--8.3%
 ----------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--2.1%
 Wal-Mart Stores, Inc.                                                       791,400         41,469,360
 ----------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--1.9%
 Dean Foods Co. 1                                                          1,098,700         38,707,201
 ----------------------------------------------------------------------------------------------------------
 TOBACCO--4.3%
 Altria Group, Inc.                                                        1,361,000         86,872,630

 ENERGY--4.3%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.4%
 Halliburton Co.                                                             208,000          8,555,040
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--3.9%
 BP plc, ADR                                                                 870,500         51,899,210
 ----------------------------------------------------------------------------------------------------------
 ConocoPhillips                                                               61,000          5,660,190
 ----------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc.                                                         139,900         10,498,096
 ----------------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, ADR                                                 211,100          8,581,215
                                                                                         ------------------
                                                                                             76,638,711

 FINANCIALS--14.2%
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--2.8%
 Bank of America Corp.                                                       677,200         31,401,764
 ----------------------------------------------------------------------------------------------------------
 Wells Fargo & Co.                                                           394,900         24,207,370
                                                                                         ------------------
                                                                                             55,609,134
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--6.4%
 Citigroup, Inc.                                                             978,133         47,977,424
 ----------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                                              470,100         42,868,419
 ----------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                                   388,000         23,307,160
 ----------------------------------------------------------------------------------------------------------
 Morgan Stanley                                                              249,000         13,934,040
                                                                                         ------------------
                                                                                            128,087,043
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--3.1%
 AFLAC, Inc.                                                                 100,000          3,951,000
 ----------------------------------------------------------------------------------------------------------
 Assured Guaranty Ltd.                                                       970,600         17,082,560
 ----------------------------------------------------------------------------------------------------------
 Genworth Financial, Inc., Cl. A                                             778,800         20,661,564
  ----------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc.                                                  377,000         20,324,070
                                                                                         ------------------
                                                                                             62,019,194
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.9%
 Countrywide Financial Corp.                                                 434,000         16,058,000

 1     |     Oppenheimer Quest Opportunity Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE CONTINUED
 Freddie Mac                                                                 322,000   $     21,023,380
                                                                                         ------------------
                                                                                             37,081,380

 HEALTH CARE--9.7%
 ----------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.2%
 Wyeth                                                                     1,138,200         45,106,866
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.2%
 WellPoint, Inc. 1                                                           356,900         43,363,350
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--5.3%
 Pfizer, Inc.                                                              1,635,100         39,504,016
 ----------------------------------------------------------------------------------------------------------
 Sanofi-Aventis SA, ADR                                                    1,803,000         67,107,660
                                                                                         ------------------
                                                                                            106,611,676

 INDUSTRIALS--10.9%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.8%
 Empresa Brasileira de Aeronautica SA, ADR                                   229,500          7,309,575
 ----------------------------------------------------------------------------------------------------------
 Honeywell International, Inc.                                             1,146,700         41,258,266
 ----------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                                                  1,789,900         18,185,384
 ----------------------------------------------------------------------------------------------------------
 Raytheon Co.                                                                263,400          9,851,160
                                                                                         ------------------
                                                                                             76,604,385
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.5%
 Cendant Corp.                                                             2,750,100         64,764,855
 ----------------------------------------------------------------------------------------------------------
 ChoicePoint, Inc. 1                                                         542,100         24,936,600
                                                                                         ------------------
                                                                                             89,701,455
 ----------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.6%
 General Electric Co.                                                        832,900         30,092,677
 ----------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                     586,700         21,203,338
                                                                                         ------------------
                                                                                             51,296,015

 INFORMATION TECHNOLOGY--15.2%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.9%
 Cisco Systems, Inc. 1                                                     2,136,000         38,533,440
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.5%
 EMC Corp. 1                                                               1,436,000         18,811,600
 ----------------------------------------------------------------------------------------------------------
 International Business Machines Corp.                                       551,500         51,521,130
                                                                                         ------------------
                                                                                             70,332,730
 ----------------------------------------------------------------------------------------------------------
 IT SERVICES--0.6%
 CSG Systems International, Inc. 1                                           683,200         12,379,584
 ----------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
 Intel Corp.                                                                 441,000          9,900,450
 ----------------------------------------------------------------------------------------------------------
 Texas Instruments, Inc.                                                   1,215,000         28,200,150
                                                                                         ------------------
                                                                                             38,100,600
 ----------------------------------------------------------------------------------------------------------
 SOFTWARE--7.3%
 Compuware Corp. 1                                                         2,017,000         13,917,300
 ----------------------------------------------------------------------------------------------------------
 Microsoft Corp.                                                             761,400         20,009,592
 ----------------------------------------------------------------------------------------------------------
 Novell, Inc. 1                                                            2,411,300         13,913,201
 ----------------------------------------------------------------------------------------------------------
 Synopsys, Inc. 1                                                            450,000          7,650,000
 ----------------------------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1,2                                   2,553,800         90,021,450
                                                                                         ------------------
                                                                                            145,511,543

2     |     Oppenheimer Quest Opportunity Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 MATERIALS--1.7%
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--1.7%
 Alcan, Inc.                                                                 282,700   $     11,242,979
 ----------------------------------------------------------------------------------------------------------
 Companhia Vale do Rio Doce, Sponsored ADR                                   927,500         23,335,900
                                                                                         ------------------
                                                                                             34,578,879

 TELECOMMUNICATION SERVICES--1.7%
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 IDT Corp., Cl. B 1                                                        1,356,700         19,862,088
 ----------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 Vodafone Group plc, Sponsored ADR                                           567,000         14,730,660
 UTILITIES--2.3%
 ----------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.3%
 AES Corp. (The) 1                                                         2,350,100         33,018,905
 ----------------------------------------------------------------------------------------------------------
 NRG Energy, Inc. 1                                                          180,600          6,321,000
 ----------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc. 1                                                      495,700          6,171,465
                                                                                         ------------------
                                                                                             45,511,370
                                                                                         ------------------
 Total Common Stocks (Cost $1,476,188,691)                                                1,562,278,215

                                                                           Principal
                                                                              Amount
 ----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--2.9%
 ----------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 5.75%, 11/15/05 (Cost $58,473,814)                 $ 57,000,000         58,266,939

 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--16.8% 3
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 21.02% in joint repurchase agreement
 (Principal Amount/Value $1,603,710,000, with a maturity value of
 $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $337,068,938 on 2/1/05, collateralized by Federal
 National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
 $1,637,129,989  (Cost $337,046,000)                                     337,046,000        337,046,000

 ----------------------------------------------------------------------------------------------------------
 Total Investments, at Value (excluding Investments Purchased with
 Cash Collateral from Securities Loaned) (Cost $1,871,708,505)                            1,957,591,154

 ----------------------------------------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.9%
 ----------------------------------------------------------------------------------------------------------
 MEDIUM-TERM FLOATING NOTE--0.2%
 American Express Credit Corp., 2.505% Sr. Nts., 2/16/05 4                 1,832,828          1,832,828
 ----------------------------------------------------------------------------------------------------------
 Deutsche Bank AG (New York), 2.79% Deposit Nts., 4/14/05 4                1,500,000          1,500,000
                                                                                         ------------------
                                                                                              3,332,828

 REPURCHASE AGREEMENTS--1.7%
 Undivided interest of 0.92% in joint repurchase agreement (Principal
 Amount/Value $2,600,000,000 with a maturity value of $2,600,184,167)
 with Nomura Securities, 2.55%, dated 1/31/05, to be repurchased at
 $23,972,587 on 2/1/05, collateralized by U.S. Government Mortgage
 Agencies, 0%-7%, 1/15/08-3/15/46, with a value of $2,698,299,235 4       23,970,889         23,970,889
 ----------------------------------------------------------------------------------------------------------

 3     |     Oppenheimer Quest Opportunity Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS  CONTINUED
 Undivided interest of 1.95% in joint repurchase agreement (Principal
 Amount/Value $541,006,707, with a maturity value of $541,268,644)
 with UBS Securities LLC, 2.49%, dated 1/31/05, to be repurchased at
 $10,536,099 on 2/7/05, collateralized by AA Asset-Backed Securities,
 0%-7.14%, 4/15/06-6/12/41, with a value of $568,059,347 4              $ 10,531,000   $     10,531,000
                                                                                         ------------------
                                                                                             34,501,889
                                                                                         ------------------
 Total Investments Purchased with Cash Collateral from Securities Loaned (Cost
 $37,834,717)                                                                                37,834,717
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $1,909,543,222)                              99.7%     1,995,425,871
 ----------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                 0.3          6,234,479

                                                                      -------------------------------------
 Net Assets                                                                    100.0%  $  2,001,660,350
                                                                      =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2005 amounts to $90,021,450. Transactions during the period in which the issuer was an affiliate are as follows:


                            Shares          Gross        Gross           Shares
                  October 31, 2004      Additions   Reductions  January 31, 2005
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc.                  --      2,553,800           --        2,553,800


                                                    Unrealized         Dividend
                                                   Appreciation          Income
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc.                                    $  2,456,726             $ --




3. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.
4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,912,688,876
                                              ===============

Gross unrealized appreciation                 $  116,288,463
Gross unrealized depreciation                    (33,551,468)
                                              ---------------
Net unrealized appreciation                   $   82,736,995
                                              ===============

4     |     Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

5     |     Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------


FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of January 31, 2005, the Fund had on loan securities valued at $68,168,804. Collateral of $69,757,523 was received for the loans, of which $37,834,717 was received in cash and subsequently invested in approved instruments.

6     |     Oppenheimer Quest Opportunity Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Opportunity Value Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005